PROVISIONS - Legal Provisions (Details) £ in Thousands, $ in Millions, د.ع in Billions				3 Months Ended	12 Months Ended
	Feb. 22, 2016 USD ($)	Feb. 18, 2016 USD ($)	Nov. 19, 2012 IQD (د.ع) item	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 06, 2017 USD ($)	Mar. 01, 2017 GBP (£)	Mar. 01, 2017 USD ($)	Nov. 14, 2016 IQD (د.ع)	Nov. 14, 2016 USD ($)	Sep. 30, 2015 USD ($)	Nov. 19, 2012 USD ($)
Investigations by SEC/DOJ/OM
Legal provision
Fines and disgorgements				$ 795.0
Investigations by SEC/DOJ/OM | Uzbekistan
Legal provision
Legal provisions					$ 33.0	$ 66.0
DPA, the guilty plea, DSA and SEC
Legal provision
Legal provisions					33.0							$ 900.0
Future direct and incremental expected legal fees				$ 105.0
Legal fees paid utilizing provision					14.0	24.0
Reduction in provision by change in estimate					$ 19.0	$ 66.0
Deferred prosecution agreement
Legal provision
Criminal penalty to USA		$ 230.0
Forfeiture fee to USA		40.0
Dutch Settlement Agreement
Legal provision
Criminal fines		230.0
Disgorgement fee		375.0
Forfeiture fee to department of justice		40.0
Disgorgement fee to SEC		167.5
Further payment over criminal fines to OM		$ 167.5
SEC Judgment
Legal provision
Disgorgement fee	$ 375.0
Forfeiture fee to department of justice	40.0
Disgorgement fee to SEC	167.5
Disgorgement fee to OM	$ 167.5
GTH-Iraqna Litigation | Atheer Telecom Iraq Limited
Legal provision
Legal provisions							$ 0.0
Number of tax liabilities seeking by litigant to be indemnified | item			3
Capital gain tax liability claimed by litigant			د.ع 219										$ 183.0
Income tax liability claimed by litigant			96										80.0
Withholding tax liability claimed by litigant			د.ع 7										$ 6.0
Withdrawal of claim by litigant for unjust enrichment										د.ع 219	$ 183.0
Contractual claims capped for litigant											$ 60.0
Final liability decided by trial in favour of litigant									$ 60.0
Accrued interest to be paid to litigant									8.0
Legal costs to be paid to litigant								£ 1,250	$ 2.0